STOCKHOLDERS’ DEFICIT (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 04, 2017	Mar. 07, 2012	Jun. 19, 2017	Apr. 19, 2017	May 18, 2015	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Mar. 31, 2017	Apr. 30, 2015
Cancellation Of Common Stock								40,000
Increase addition paid in capital								$ 39
Debt conversion converted amount							$ (156,283)
Gain (loss) on extinguishment of debt						$ 475,587	$ 207,803	$ (1,365,521)
Stock options exercisable							$ 0.35	$ 0.35		$ 0.35
Number of options							2,000,000	2,000,000		2,000,000
Warrants converted to promissory note				233,000,000
Common stock for common stock payable, Value						$ 307,978	$ (3,064,332)
Three Director [Member]
Forgiveness of debt					$ 2,212,721
Preferred Stock [Member]
Gain (loss) on extinguishment of debt			$ 302,595
Extinguishment of debt			137,500
Extinguishment of derivative liabilities			$ 4,571
Warrant [Member]
Common stock purchase								10,000
Stock options exercisable						$ 0.01	$ 0.01	$ 0.01		$ 0.25
Number of options						50,059,187	395,261,211	11,512,170		564,000
Anti-dilution provisions							220,644,681	3,289,192
Common stock reserved								395,261,211
Stock Options [Member]
Stock options exercisable		$ 0.35
Number of options		2,000,000
Maturity period		10 years
Stock Issuances [Member]
Common stock shares issued							807,184,154	123,283,700
Preferred Shares conversion								1,000,000
Preferred Shares conversion value								$ 1,000,000
Accrued dividends								$ 410,685
Accrued dividends Conversion shares								123,283,700
Conversion price per shares								$ 0.01
Common stock, value								$ 1,849,256
Price per share								$ 0.015
Gain (loss) on extinguishment of debt								$ 438,571
Stock Issuances [Member] | Interest Expense [Member]
Common stock shares issued							7,000,000
Debt conversion converted amount							$ 34,300
Stock Issuances [Member] | Accounts Payable [Member]
Common stock shares issued							4,298,245
Debt conversion converted amount							$ 98,535
Stock Issuances [Member] | Derivative liabilities [Member]
Common stock shares issued							2,082,190
Debt conversion converted amount							$ 416
Stock Issuances [Member] | Accrued expenses [Member]
Common stock shares issued							28,625,000
Debt conversion converted amount							$ 5,725
Authorized Shares [Member]
Common stock, Authorized									3,000,000,000
Increase authorized common share amandement									5,000,000,000
Common Stock Payable [Member]
Common stock shares issued							236,784,319
Debt conversion converted amount							$ 3,064,332
Gain (loss) on extinguishment of debt								975,000
Common stock subscriptions payable							307,978	2,925,000		$ 3,395,483
Conversion of related party notes payable								1,950,000
Conversion of accrued expenses								291,668
Conversion of cash							49,741	75,000
Conversion to Private placement								$ 13,815
Stock Payable increses services							$ 17,086
Common Class B [Member]
Common stock shares issued	1,500,000,000
Common stock, value	$ 150,000
Class A Common Stock
Common stock shares issued							39,394,400
Debt conversion converted amount							$ 76,369
Shares valued [Member]
Common stock shares issued							489,000,000
Debt conversion converted amount							$ 184,909
Class A Common Stock
Common stock, Authorized						3,000,000,000	3,000,000,000	3,000,000,000
Common stock, value						$ 1,464,264	$ 987,617	$ 180,434
Class A Common Stock | Convertible Notes [Member]
Common stock reserved						760,777,276
Class A Common Stock | Warrant [Member]
Common stock reserved						50,059,187
Stock Issuances [Member] | Class A Common Stock
Common stock shares issued						476,646,910
Stock Issuances [Member] | Class A Common Stock | Services [Member]
Common stock shares issued						19,250,000
Common stock issued for services, value						$ 227,125
Stock Issuances [Member] | Class A Common Stock | Convertible Notes [Member]
Common stock shares issued						16,000,000
Gain (loss) on extinguishment of debt						$ 114,565
Common stock shares issued upon conversion of debt, value						124,800
Extinguishment of accrued interest						119,365
Extinguishment of debt						$ 120,000
Stock Issuances [Member] | Class A Common Stock | Common Stock Payable [Member]
Common stock shares issued						62,846,918
Common stock for common stock payable, Value						$ 307,978
Stock Issuances [Member] | Class A Common Stock | Accrued expenses [Member]
Common stock shares issued						440,000
Debt conversion converted amount						$ 44,000
Gain (loss) on extinguishment of debt						39,600
Common stock shares issued upon conversion of debt, value						$ 4,400
Stock Issuances [Member] | Class A Common Stock | Preferred Stock [Member]
Common stock shares issued						24,750,000
Gain (loss) on extinguishment of debt						$ 302,595
Common stock shares issued upon conversion of debt, value						200,476
Extinguishment of accrued interest						359,957
Extinguishment of derivative liabilities						5,614
Convertible preferred stock coverted, Value						$ 137,500
Stock Issuances [Member] | Class A Common Stock | Warrant [Member]
Common stock shares issued						353,359,992
Extinguishment of derivative liabilities						$ 1,906,006